RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	5.00%
Percentage Of Permanent Financing	99.00%
Accrued Management Fees	$ 14,740,050	$ 15,299,405